Fair Value Measurements (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Beginning balance	$ 19,792
Ending balance		$ 19,792
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Beginning balance	$ 19,792
Issuance of Series A Warrants and Placement Agent Warrants as part of Offering Units on January 2, January 31, February 24, February 28 and March 31, April 25, 2014		$ 2,103,195
Change in fair value	$ 485	252,633
Extinguishment of liability	$ (20,277)
Reclassification to equity from waiver of anti-dilution on May 15, 2014		(2,336,036)
Ending balance		$ 19,792